Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents	Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
CASH AND CASH EQUIVALENTS
Cash equivalents	87,265	44,302
Cash	56,956	16,644
Cash and cash equivalents	144,221	60,946